Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 14,991,410			₩ 12,663,806
Less current portion of long-term borrowings	(2,855,565)			(3,393,506)
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		$ 3,494	¥ 19,569		$ 2,782	¥ 18,017
Less current portion of long-term borrowings	(1,197,417)			(1,166,421)
Noncurrent portion of long-term borrowings	6,780,593			5,487,091
Foreign currencies [member] | KEB Hana Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 2,674,003			2,163,538
Foreign currencies [member] | KEB Hana Bank and others [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	1.82
Foreign currencies [member] | KEB Hana Bank and others [Member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	6.86
Foreign currencies [member] | China Construction Bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 5,304,007			4,489,974
Foreign currencies [member] | China Construction Bank and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	3.00
Foreign currencies [member] | China Construction Bank and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	6.34
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Noncurrent portion of long-term borrowings	₩ 1,644,602			2,173,500
Less current portion of long-term borrowings	(1,341,500)			(611,500)
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 2,986,102			₩ 2,785,000
Won [member] | Korea development bank and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	1.90
Won [member] | Korea development bank and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	5.30